Expense Example {- Fidelity Sustainable International Equity Fund} - NF_10.31 Fidelity International Sustainable Funds Retail Combo PRO-01 - Fidelity Sustainable International Equity Fund - Fidelity Sustainable International Equity Fund
Feb. 09, 2022 USD ($)
Expense Example:
1 year	$ 107
3 years	$ 527